Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets	Depreciation is computed using the straight-line method over the estimated useful lives of assets which are as follows:
Category	Estimated useful life
Electronic equipment	3 – 5 years
Motor vehicles	3 – 5 years

Schedule of Revenue Amounts and Percentage	The following table sets forth a breakdown of the Group’s revenue, in absolute amounts and percentages of total revenue for the years presented:
	For the years ended December 31,
	2025		2024		2023
	USD	%	USD	%	USD	%
MICE management solution services revenue	$17,178,001	84.9	$12,377,069	66.7	$12,224,126	65.6
Packaged tours services revenue	2,183,915	10.8	5,613,299	30.3	5,969,006	32.0
Commission revenue for transportation ticketing and accommodation reservation services	766,977	3.8	520,982	2.8	402,821	2.2
Other revenue	100,287	0.5	32,097	0.2	29,422	0.2
Total revenue	$20,229,180	100	$18,543,447	100	$18,625,375	100

Schedule of Cost of Revenue Amounts and Percentages	The following table sets forth a breakdown of the Group’s cost of revenue, in absolute amounts and percentages of total revenue for the years presented:
	For the years ended December 31,
	2025		2024		2023
	USD	%	USD	%	USD	%
Cost of MICE management solution services	$13,457,220	66.5	$10,055,774	54.2	$9,797,524	52.6
Cost of packaged tours services	1,743,433	8.6	4,081,335	22.0	4,977,208	26.7
Other cost	-	-	-	-	349,248	1.9
Total cost of revenue	$15,200,653	75.1	$14,137,109	76.2	$15,123,980	81.2